UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08342

Global Macro Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Global Macro Portfolio                                                                                                                           as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 88.8%

Security	Principal	U.S. $ Value
Brazil — 0.8%
Noto De Tesouro Nacional, 10.00%, 1/1/14 (2)	BRL 10,642,000	$5,421,775
Total Brazil (identified cost $4,095,942)		$5,421,775
Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15 (1)	3,000,000	$3,237,479
Total Chile (identified cost $3,000,000)		$3,237,479
Egypt — 5.3%
Arab Republic of Egypt, 8.75%, 7/18/12 (2)(3)	EGP 25,500,000	$4,557,428
Egyptian Treasury Bill, 0.00%, 8/7/07	EGP 33,625,000	5,935,596
Egyptian Treasury Bill, 0.00%, 8/14/07	EGP 11,525,000	2,031,701
Egyptian Treasury Bill, 0.00%, 10/2/07	EGP 17,350,000	3,029,306
Egyptian Treasury Bill, 0.00%, 11/13/07	EGP 21,000,000	3,636,077
Egyptian Treasury Bill, 0.00%, 1/1/08 (2)	EGP 68,325,000	11,710,407
Egyptian Treasury Bill, 0.00%, 1/8/08 (2)	EGP 22,775,000	3,897,751
Total Egypt (identified cost $34,491,929)		$34,798,266
Ghana, Africa — 0.9%
Ghanaian Treasury Bond, 13.50%, 3/29/10 (2)	GHS 980,000	$1,085,786
Ghanaian Treasury Bond, 13.67%, 6/15/12 (2)	GHS 4,300,000	4,618,115
Total Ghana, Africa (identified cost $5,695,949)		$5,703,901
Indonesia — 2.9%
APP Finance VI, 0.00%, 11/18/12 (4)(5)(6)	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24 (4)(5)(6)	2,000,000	20,000
Indonesia Recapital, 14.00%, 6/15/09	IDR 76,000,000,000	9,134,417
Republic of Indonesia, 12.00%, 9/15/11 (2)	IDR 80,000,000,000	9,688,888
Total Indonesia (identified cost $21,448,152)		$18,863,305
Kazakhstan — 1.4%
Kazakh Treasury Note, 0.00%, 10/12/07 (2)	KZT 757,300,000	$6,065,154
Kazakh Treasury Note, 0.00%, 8/31/07 (2)	KZT 356,000,000	2,868,548
Total Kazakhstan (identified cost $9,060,168)		$8,933,702

Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09 (2)	KES 12,500,000	$190,579
Total Kenya (identified cost $181,386)		$190,579
Mauritius — 0.2%
Mauritian Treasury Bill, 0.00%, 9/28/07 (2)	MUR 18,400,000	$584,763
Mauritius Treasury Bill, 0.00%, 9/28/07 (2)	MUR 18,000,000	572,036
Total Mauritius (identified cost $1,132,257)		$1,156,799
Mongolia — 0.6%
ING Bank Mongolian Credit Linked Note, 10.80%, 6/12/08	4,000,000	$4,000,000
Total Mongolia (identified cost $4,000,000)		$4,000,000
United States — 75.7%
Corporate Bonds & Notes — 0.3%
Eaton Corp., 8.875%, 6/15/19	500,000	$617,106
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,002,443
Total Corporate Bonds & Notes (identified cost, $1,529,577)		$1,619,549
Collateralized Mortgage Obligations — 16.4%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	857,753	$887,821
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	717,809	732,472
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	2,875,562	2,936,215
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	623,495	636,657
Federal National Mortgage Association, Series 1992-180, Class F, 6.494%, 10/25/22 (7)	2,913,077	2,983,579
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	941,945	967,273
Federal National Mortgage Association, Series 1993-121, Class Z, 7.00%, 7/25/23	11,338,401	11,807,875
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	2,155,810	2,259,711
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	2,871,732	3,055,816
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,028,280	2,131,798
Federal National Mortgage Association, Series 1994-42, Class ZQ, 7.00%, 4/25/24	13,315,819	13,955,662

Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	3,042,567	$3,059,269
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	2,645,125	2,780,640
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,694,650	1,824,281
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	672,439	706,839
Federal National Mortgage Association, Series 1998-16, Class H, 7.00%, 4/18/28	1,924,261	2,024,165
Federal National Mortgage Association, Series 1999-25, Class Z, 6.00%, 6/25/29	5,961,211	5,981,822
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,086,027	2,245,856
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	410,969	429,890
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	3,110,620	3,214,259
Federal National Mortgage Association, Series G93-31, Class PN, 7.00%, 9/25/23	9,855,547	10,336,162
Federal National Mortgage Association, Series G93-41, Class ZQ, 7.00%, 12/25/23	19,445,555	20,502,577
Government National Mortgage Association, Series 1996-22, Class Z, 7.00%, 10/16/26	1,727,751	1,808,511
Government National Mortgage Association, Series 1999-42, Class Z, 8.00%, 11/16/29	3,685,643	3,983,169
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	710,584	732,561
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,058,520
Total Collateralized Mortgage Obligations (identified cost, $107,063,508)		$107,043,400
Mortgage Pass-Throughs — 58.7%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	6,507,079	$6,613,971
6.444% with maturity at 2023 (8)	1,417,664	1,430,226
6.50% with various maturities to 2024	8,015,658	8,252,360
7.00% with various maturities to 2031	8,459,289	8,881,849
7.31% with maturity at 2026	532,904	551,469
7.50% with various maturities to 2027	12,982,702	13,838,959
7.95% with maturity at 2022	836,822	903,359
8.00% with various maturities to 2030	4,925,560	5,292,774
8.15% with maturity at 2021	569,760	569,408
8.30% with maturity at 2021	422,991	456,839
8.47% with maturity at 2018	447,619	485,918

8.50% with various maturities to 2028	2,696,875	$2,943,485
9.00% with various maturities to 2027	5,717,328	6,254,985
9.25% with various maturities to 2016	103,067	104,372
9.50% with various maturities to 2027	576,922	648,300
9.75% with various maturities to 2020	38,942	40,965
10.00% with various maturities to 2020	2,262,785	2,507,201
10.50% with maturity at 2021	892,917	1,018,166
11.00% with maturity at 2016 (9)	1,449,157	1,637,436
13.25% with maturity at 2013	3,527	3,898
		$62,435,940
Federal National Mortgage Association:
5.474% with maturity at 2025 (8)	2,568,396	$2,568,530
5.543% with maturity at 2022 (8)	4,446,539	4,446,001
5.549% with various maturities to 2035 (8)	90,614,464	90,558,424
5.556% with maturity at 2035 (8)	10,471,148	10,473,807
5.624% with maturity at 2025 (8)	2,743,098	2,751,788
5.626% with maturity at 2033 (8)	20,279,363	20,283,513
5.824% with maturity at 2024 (8)	2,169,371	2,185,346
6.35% with maturity at 2032 (8)	8,293,872	8,443,957
6.401% with maturity at 2023 (8)	471,698	476,075
6.50% with various maturities to 2028	6,394,183	6,599,613
7.00% with various maturities to 2032	30,860,916	32,046,581
7.142% with maturity at 2025 (8)	1,092,000	1,109,112
7.197% with maturity at 2028 (8)	573,181	584,519
7.50% with various maturities to 2028	21,030,872	22,091,424
8.00% with various maturities to 2030	16,360,686	17,580,565
8.50% with various maturities to 2026	211,410	224,099
8.968% with maturity at 2010 (10)	95,262	97,383
9.00% with various maturities to 2026	1,276,240	1,377,168
9.032% with maturity at 2028 (10)	1,595,396	1,718,860
9.50% with various maturities to 2030	2,223,289	2,454,964
10.968% with maturity at 2027 (10)	1,697,064	1,941,354
		$230,013,083
Government National Mortgage Association:
6.125% with maturity at 2024 (8)	1,177,269	$1,196,331
7.00% with various maturities to 2026	21,291,508	22,354,801
7.50% with various maturities to 2031	17,143,298	18,160,726
7.75% with maturity at 2019	46,103	49,432
8.00% with various maturities to 2034	37,064,725	40,113,703
8.30% with various maturities to 2020	334,090	355,671
8.50% with various maturities to 2021	3,270,432	3,548,718
9.00% with various maturities to 2025	1,032,357	1,131,013
9.50% with various maturities to 2026 (11)	3,200,874	3,657,908
		$90,568,303

Total Mortgage Pass-Throughs (identified cost, $383,952,405)		$383,017,326
U.S. Treasury Obligations — 0.3%
United States Treasury Bond, 7.875%, 2/15/21 -(identified cost, $1,803,125)	1,500,000	$1,923,985
Total United States (identified cost $494,348,615)		$493,604,260
Uruguay — 0.5%
Republic of Uruguay, 5.00%, 9/14/18 (2)(12)	UYU 67,946,693	$3,202,403
Total Uruguay (identified cost $3,197,249)		$3,202,403
Total Bonds & Notes (identified cost, $580,651,647)		$579,112,469

Common Stocks — 0.3%

Security	Shares	Value
China — 0.3%
Business Services — 0.1%
APP China (2)(4)	8,155	$326,200
		$326,200
Commercial Banks — 0.2%
Industrial and Commercial Bank of China (4)	2,191,752	$1,355,449
		$1,355,449
Total China (identified cost $2,395,650)		$1,681,649
Total Common Stocks (identified cost $2,395,650)		$1,681,649

Short-Term Investments — 9.9%

	Interest/Principal
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (13)	$63,400	$63,400,163
State Street Bank and Trust Time Deposit, 5.28%, 8/1/07	1,300	1,300,000
Total Short-Term Investments (identified cost, $64,700,163)		$64,700,163

Call Options Purchased — 0.2%

	Contracts
Security	(000’s omitted)	Value
Euro Call Option, Expires 1/8/2009, Strike Price 1.3270 (2)	$800	$54,283
Euro Call Option, Expires 10/10/2008, Strike Price 1.2950 (2)	800	69,943
Euro Call Option, Expires 10/16/2008, Strike Price 1.2990 (2)	800	67,665
Euro Call Option, Expires 10/2/2008, Strike Price 1.2738 (2)	800	83,171
Euro Call Option, Expires 10/30/2008, Strike Price 1.3155 (2)	800	58,532
Euro Call Option, Expires 11/13/2008, Strike Price 1.3195 (2)	800	56,725
Euro Call Option, Expires 11/26/2008, Strike Price 1.3540 (2)	800	40,299
Euro Call Option, Expires 12/11/2008, Strike Price 1.3506 (2)	800	42,215
Euro Call Option, Expires 2/12/2009, Strike Price 1.3375 (2)	800	50,045
Euro Call Option, Expires 4/8/2009, Strike Price 1.3705 (2)	800	37,430
Euro Call Option, Expires 5/13/2009, Strike Price 1.3745 (2)	800	36,871
South Korean Won Call Option, Expires 3/3/2009, Strike Price 932.4 (2)	7,459,200	267,711
South Korean Won Call Option, Expires 6/2/2009, Strike Price 915.5 (2)	7,324,000	191,596
Total Call Options Purchased (identified cost, $795,382)		$1,056,486

Put Options Purchased — 0.0%

	Contracts
Security	(000’s omitted)	Value
Euro Put Option, Expires 1/8/2009, Strike Price 1.3270 (2)	$800	$14,849
Euro Put Option, Expires 10/10/2008, Strike Price 1.2950 (2)	800	6,888
Euro Put Option, Expires 10/16/2008, Strike Price 1.2990 (2)	800	7,600
Euro Put Option, Expires 10/2/2008, Strike Price 1.2738 (2)	800	4,194
Euro Put Option, Expires 10/30/2008, Strike Price 1.3155 (2)	800	10,797
Euro Put Option, Expires 11/13/2008, Strike Price 1.3195 (2)	800	11,925
Euro Put Option, Expires 11/26/2008, Strike Price 1.3540 (2)	800	21,201
Euro Put Option, Expires 12/11/2008, Strike Price 1.3506 (2)	800	20,478
Euro Put Option, Expires 2/12/2009, Strike Price 1.3375 (2)	800	18,255
Euro Put Option, Expires 4/8/2009, Strike Price 1.3705 (2)	800	29,688
Euro Put Option, Expires 5/13/2009, Strike Price 1.3745 (2)	800	31,878
South Korean Won Put Option, Expires 3/3/2009, Strike Price 932.4 (2)	7,459,200	65,119
South Korean Won Put Option, Expires 6/2/2009, Strike Price 915.5 (2)	7,324,000	116,671
Total Put Options Purchased (identified cost $780,782)		$359,543
Total Investments — 99.2% (identified cost $649,323,624)		$646,910,310
Other Assets, Less Liabilities — 0.8%		$5,542,829
Net Assets — 100.0%		$652,453,139

BRL	—	Brazilian Real
EGP	—	Egyptian Pound
GHC	—	Ghanaian Cedi
IDR	—	Indonesian Rupiah
KES	—	Kenyan Shilling
KZT	—	Kazakh Tenge
MUR	—	Mauritian Rupee
UYU	—	Uruguayan Peso

(1)	Security pays 3.8% coupon and accrues principle based on annual increases in the Chilean UF Rate, for an effective yield of 7.33%.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $4,557,428 or 0.7% of the Portfolio’s net assets.

(4)	Non-income producing security.

(5)	Convertible bond.
(6)	Defaulted security.
(7)	Floating-Rate.
(8)	Adjustable rate securities. Rates shown are the rates at period end.
(9)	Security (or a portion thereof) has been segregated to cover swap contracts.
(10)	Weighted average fixed-rate coupon that changes/updates monthly.
(11)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(12)	Bond pays a coupon of 5% on the face at the end of the payment period. Principal grows with the Uruguayan inflation rate. Original face of the bond is UYU 63,600,000.
(13)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $1,941,669.

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
8/2/07	Brazilian Real 62,246,900	United States Dollar 32,908,294	$(374,369)
8/2/07	Canadian Dollar 12,300,000	United States Dollar 11,790,870	271,053
8/7/07	Canadian Dollar 12,360,000	United States Dollar 11,814,388	237,037
8/2/07	New Zealand Dollar 13,323,002	United States Dollar 10,529,235	285,179
8/16/07	New Zealand Dollar 13,323,002	United States Dollar 10,239,393	7,715
			$426,615

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
8/31/07	Botswana Pula 6,740,000	United States Dollar 1,087,162	$(6,364)
8/2/07	Brazilian Real 62,246,900	United States Dollar 32,155,564	1,127,099
9/5/07	Brazilian Real 62,246,900	United States Dollar 32,755,652	336,956
8/2/07	New Ghana Cedi 600,000	United States Dollar 645,508	(867)
7/21/08	Guatemala Quetzal 24,719,931	United States Dollar 3,166,396	(4,556)
8/6/07	Hungarian Forint 1,061,000,000	Euro 4,313,797	(128,367)
8/13/07	Indonesian Rupiah 45,000,000,000	United States Dollar 4,980,080	(103,264)
8/6/07	Indian Rupee 362,750,000	United States Dollar 8,939,057	42,783
8/7/07	Icelandic Kroner 1,097,754,000	Euro 12,969,300	181,348
8/20/07	Icelandic Kroner 1,057,296,000	Euro 12,667,537	(128,551)
9/17/07	Kenya Shilling 26,100,000	United States Dollar 371,266	16,656
10/5/07	Kenya Shilling 34,900,000	United States Dollar 522,572	(3,862)
8/3/07	Kazakhstan Tenge 163,000,000	United States Dollar 1,376,689	(57,598)
8/16/07	Mexican Peso 62,450,000	United States Dollar 5,789,644	(86,683)
8/27/07	Mexican Peso 62,200,000	United States Dollar 5,768,553	(92,068)
8/6/07	Malaysian Ringgit 43,500,000	United States Dollar 12,697,480	(102,889)
8/13/07	Malaysian Ringgit 17,000,000	United States Dollar 4,938,702	(15,090)
8/14/07	Malaysian Ringgit 63,401,865	United States Dollar 18,415,250	(51,689)
8/20/07	Malaysian Ringgit 43,750,000	United States Dollar 12,736,165	(61,017)
8/2/07	New Zealand Dollar 13,323,002	United States Dollar 10,252,050	(7,994)
8/3/07	Philippines Peso 370,750,000	United States Dollar 8,024,371	152,315

8/8/07	Philippines Peso 370,750,000	United States Dollar 8,205,520	$(30,938)
8/13/07	Philippines Peso 370,750,000	United States Dollar 8,060,834	111,646
8/17/07	Philippines Peso 370,750,000	United States Dollar 8,209,154	(38,355)
8/6/07	Polish Zloty 160,945,000	Euro 42,514,331	(52,741)
8/6/07	Romanian Leu 80,784,500	Euro 25,041,693	701,605
8/24/07	Serbian Dinar 684,000,000	Euro 8,389,550	210,565
8/6/07	Turkish Lira 17,591,734	United States Dollar 13,839,908	(93,933)
8/20/07	Turkish Lira 10,998,434	United States Dollar 8,506,794	45,646
10/4/07	Ugandan Shilling 668,500,000	United States Dollar 377,279	22,424
10/15/07	Ugandan Shilling 1,096,000,000	United States Dollar 617,813	36,727
8/7/07	Zambia Kwacha 2,250,000,000	United States Dollar 551,700	26,455
11/7/07	Zambia Kwacha 2,250,000,000	United States Dollar 541,490	31,133
			$1,976,532

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/07	273 U.S. Treasury Note	Long	$29,115,979	$29,326,173	$210,194
9/07	80 Nikkei 225	Long	7,208,420	6,856,000	(352,420)
9/07	21 DAX 30 Index	Long	5,556,573	5,471,773	(84,800)
9/07	68 Japan 10 Year Bond	Short	(75,556,872)	(75,964,221)	(407,349)
9/07	165 FTSE/JSE Top 40	Short	(6,293,745)	(6,040,778)	252,967
					$(381,408)

Descriptions of the underlying instruments to Futures Contracts:

US Treasury Note: United States Treasury Note having a maturity of 6½ years or more but less than 10 years. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. DAX 30 Index: The DAX 30 Index is a Blue Chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC:	Egypt	Buy	$6,000	0.75%	1/20/11	$(30,840)
Citigroup Global Markets:	Indonesia	Buy	10,000	1.73	6/20/11	103,524
	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	22,427
Credit Suisse First Boston, Inc.:	Greece	Buy	20,000	0.195	6/20/20	(55,630)
	Italy	Buy	18,200	0.20	12/20/16	(51,465)
	Philippines
	(Republic of the)	Buy	5,000	1.88	6/20/11	22,427
	Turkey	Buy	5,000	2.87	7/20/11	(200,484)
Goldman Sachs, Inc.:	Greece	Buy	30,000	0.20	6/20/20	(97,333)
	Greece	Buy	50,000	0.29	6/20/15	(538,393)
HSBC Bank USA:	Serbia	Buy	7,000	1.30	5/20/11	31,836
JPMorgan Chase Bank:	Greece	Buy	20,000	0.12625	9/20/17	42,639
	India	Buy	5,000	2.09	9/20/11	44
	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	22,427
	Turkey	Buy	4,000	3.60	4/6/09	(168,658)
	Turkey	Buy	10,000	3.16	4/20/11	(474,326)
Lehman Brothers, Inc.:	Venezuela (Republic of)	Buy	7,500	2.22	12/20/16	812,788
Morgan Stanley:	Turkey	Buy	3,000	3.40	1/29/09	(108,884)
	Turkey	Buy	5,000	4.05	4/6/14	(435,222)
						$(1,103,123)

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital Bank PLC	36,000,000 MYR	Pay	KLIBOR	3.60%	March 27, 2012	$(106,976)
JP Morgan Chase Bank	12,290,767 BRL	Pay	Brazil Interbank Deposit Rate	10.35%	January 2, 2012	$(198,228)
JP Morgan Chase Bank	10,533,705 BRL	Pay	Brazil Interbank Deposit Rate	12.73%	January 2, 2012	$491,071
Merrill Lynch Capital Services	241,500,000 INR	Receive	MIBOR	7.85%	March 30, 2012	$(104,507)
						$81,360

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$652,123,451
Gross unrealized appreciation	$4,710,424
Gross unrealized depreciation	(9,923,565)
Net unrealized depreciation	$(5,213,141)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at July 31, 2007 on a federal income tax basis was 911,566.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	September 21, 2007

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer

Date:	September 21, 2007